A1 Significant accounting policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
A1 Significant accounting policies

A1 Significant accounting policies

Basis of presentation

Introduction

The consolidated financial statements comprise Telefonaktiebolaget LM Ericsson, the Parent Company, and its subsidiaries (“the Company”) and the Company’s interests in joint ventures and associated companies. The Parent Company is domiciled in Sweden at Torshamnsgatan 21, SE-164 83 Stockholm.

The consolidated financial statements for the year ended December 31, 2018 have been prepared in accordance with International Financial Reporting Standards (IFRS) as endorsed by the EU and RFR 1 “Additional rules for Group Accounting,” related interpretations issued by the Swedish Financial Reporting Board (Rådet för Finansiell Rapportering), and the Swedish Annual Accounts Act. For the financial reporting of 2018, the Company has applied IFRS as issued by the IASB (IFRS effective as per December 31, 2018). There is no difference between IFRS effective as per December 31, 2018, and IFRS as endorsed by the EU, nor is RFR 1 related interpretations issued by the Swedish Financial Reporting Board (Rådet för Finansiell Rapportering) or the Swedish Annual Accounts Act in conflict with IFRS, for all periods presented.

For disclosure about new standards and amendments applied as from January 1, 2018, see Note A3, “Changes in accounting policies.” The comparison years have been restated in relation to the adoption of IFRS 15, “Revenue from Contracts with Customers”. The accounting under the former standards IAS 11/18 is therefore not disclosed in this annual report. Restate refers to the retroactive adjustments made in relation to the adoption of IFRS 15, measured and presented as required by IFRS.

The preparations for the adoption of new standards and interpretations not adopted 2018 are disclosed at the end of this note, see subheading Other.

Basis of presentation

The financial statements are presented in millions of Swedish Krona (SEK). They are prepared on a historical cost basis, except for certain financial assets and liabilities that are stated at fair value: financial instruments classified as FVTPL, financial instruments classified as FVOCI and plan assets related to defined benefit pension plans. Financial information in the consolidated income statement, the consolidated statement of comprehensive income, the consolidated statement of cash flows and the consolidated statement of changes in equity with related notes are presented with two comparison years. For the consolidated balance sheet, financial information with related notes is presented with one comparison year. In addition, a consolidated balance sheet is presented as of the beginning of the comparison year due to the retrospective restatement of IFRS 15, “Revenue from Contracts with Customers”.

Basis of consolidation and composition of the Group

The consolidated financial statements are prepared in accordance with the purchase method. Accordingly, consolidated stockholders’ equity includes equity in subsidiaries, joint ventures and associated companies earned only after their acquisition.

Subsidiaries are all companies for which Telefonaktiebolaget LM Ericsson, directly or indirectly, is the parent. To be classified as a parent, Telefonaktiebolaget LM Ericsson, directly or indirectly, must control another company which requires that the Parent Company has power over that other company, is exposed to variable returns from its involvement and has the ability to use its power over that other company. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that such control ceases.

Intra-group balances and any unrealized income and expense arising from intra-group transactions are fully eliminated in preparing the consolidated financial statements. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The Company is composed of a parent company, Telefonaktiebolaget LM Ericsson, with generally fully-owned subsidiaries in many countries of the world. The largest operating subsidiaries are the fully-owned telecom vendor companies Ericsson AB, incorporated in Sweden and Ericsson Inc., incorporated in the US.

Foreign currency remeasurement and translation

Items included in the financial statements of each entity of the Company are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in Swedish Krona (SEK), which is the Parent Company’s functional and presentation currency.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of each respective transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

Changes in the fair value of monetary securities denominated in foreign currency classified as FVOCI are allocated between translation differences resulting from changes in the amortized cost of the security and other changes in the carrying amount of the security. Translation differences related to changes in the amortized cost are recognized in profit or loss, and other changes in the carrying amount are recognized in OCI.

Translation differences on monetary financial assets and liabilities are reported as part of the fair value gain or loss.

Group companies

The results and financial position of all the group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet.

Period income and expenses for each income statement are translated at period average exchange rates.

All resulting net exchange differences are recognized as a separate component of Other comprehensive income (OCI).

On consolidation, exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are accounted for in OCI. When a foreign operation is partially disposed of or sold, exchange differences that were recorded in OCI are recognized in the income statement as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated at the closing rate.

The Company is continuously monitoring the economies with high inflation, the risk of hyperinflation and potential impact on the Company. There is no significant impact due to any currency translation of a hyper-inflationary economy.

Business and operations

For further disclosure, see the notes under section B

Revenue recognition

IFRS 15, “Revenue from Contracts with Customers” is a principle-based model of recognizing revenue from customer contracts. It has a five-step model that requires revenue to be recognized when control over goods and services are transferred to the customer.

The following paragraphs describes the types of contracts, when performance obligations are satisfied, and the timing of revenue recognition. They also describe the normal payment terms associated with such contracts and the resulting impact on the balance sheet over the duration of the contracts. The vast majority of Ericsson’s business is for the sale of standard products and services.

Standard products and services

Products and services are classified as standard solutions if they do not require significant installation and integration services to be delivered. Installation and integration services are generally completed within a short period of time, from the delivery of the related products. These products and services are viewed as separate distinct performance obligations. This type of customer contract is usually signed as a frame agreement and the customer issues individual purchase orders to commit to purchases of products and services over the duration of the agreement.

Revenue for standard products shall be recognized when control over the equipment is transferred to the customer at a point in time. This assessment shall be viewed from a customer’s perspective considering indicators such as transfer of titles and risks, customer acceptance, physical possession, and billing rights. For hardware sales, transfer of control is usually deemed to occur when the equipment arrives at the customer site and for software sales, when the licenses are made available to the customer. Software licences may be provided to the customer at a point in time, activated or ready to be activated by the customer at a later stage, therefore revenue is recognised when customer obtains control of the software. Contractual terms may vary, therefore judgment will be applied when assessing the indicators of transfer of control for both hardware and software sales. Software licences are also sold on a when-and-if available basis or delivered to the customer network over a period of time. In such cases, the customer is billed on a subscription basis or based on usage, and revenue recognised over time. Revenue for installation and integration services is recognized upon completion of the service. Costs incurred in delivering standard products and services are recognized as costs of sales when the related revenue is recognized in the Income Statement. Costs incurred relating to performance obligations not yet fully delivered are recognised as Inventories.

Transaction prices under these contracts are usually fixed, and mostly billed upon delivery of the hardware or software and completion of installation services. A proportion of the transaction price may be billed upon formal acceptance of the related installation services, which will result in a contract asset for the proportion of the transaction price that is not yet billed. Amounts billed are normally subject to payments terms within 60 days from invoice date. Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.

Revenue for recurring services such as customer support and managed services is recognized as the services are delivered, generally pro-rata over time. Costs incurred in delivering recurring services are recognized as cost of sales as they are incurred. Transaction prices under these contracts are billed over time, often on a quarterly basis. Transaction price for managed services contract may include variable consideration that is estimated based on performance and prior experience with the customer. Amounts billed are normally subject to payments terms within 60 days from invoice date. Contract liabilities or receivables may arise depending on whether the quarterly billing is in advance or in arrears. Contract for standard products and services applies to business in all segments.

Customized solution

Some products and services are sold together as part of a customized solution to the customer. This type of contract requires significant installation and integration services to be delivered within the solution, normally over a period of more than 1 year. These products and services are viewed together as a combined performance obligation. This type of contract is usually sold as a firm contract in which the scope of the solution and obligations of both parties are clearly defined for the duration of the contract. Customized solution does not have any alternative use to the Company as it cannot be sold to or used by other customers.

Revenue for the combined performance obligation shall be recognized over time if progress of completion can be reliably measured and enforceable right to payment exists over the duration of the contract. The progress of completion is estimated by reference to the output delivered such as achievement of contract milestones and customer acceptance. This method determines revenue milestones over the duration of the contract, and it is considered appropriate as it reflects the nature of the customized solution and how integration service is delivered in these projects. If the criteria above are not met, then all revenue shall be recognized upon the completion of the customized solution, when final acceptance is provided by the customer. Costs incurred in delivering customised solutions are recognized as costs of sales when the related revenue milestone is recognized in the Income statement. Costs incurred relating to future revenue milestones are recognized as Inventories and assessed for recoverability on a regular basis.

Transaction price under these contracts is usually a fixed fee, split into a number of progress payments or billing milestones as defined in the contract. In most cases, revenue recognized is limited to the progress payments or unconditional billing milestones over the duration of the contract, therefore no contract asset or contract liability arises on these contracts. In some contracts, revenue may be recognized in advance of billing milestones if enforceable payment rights exist at all times over the contract duration. This will result in an unbilled receivable balance until billing milestones are reached. Amounts billed are normally subject to payments terms within 60 days from invoice date. Customer finance agreements may be agreed separately with some customers where payment terms exceed 179 days.

Contract for customized solution applies to the Business Support Systems (BSS) business within the segment Digital Services and the Media Solutions business within the segment Emerging Business and Other.

Intellectual Property Rights (IPR)

This type of contract relates to the patent and licensing business. The Company has assessed that the nature of its IPR contracts is such that they provide customers a license with the right to access the Company intellectual properties over time, therefore revenue shall be recognized over the duration of the contract. Royalty revenue based on sales or usage is recognized when the sales and usage occurs.

The transaction price on these contracts is usually structured as a royalty fee based on sales or usage over the period, measured on a quarterly basis. This results in a receivable balance if the billing is performed the following quarter after measurement. Some contracts include lump sum amounts, payable either up front at commencement or on an annual basis. This results in a contract liability balance if payment is in advance of revenue, as revenue is recognized over time. Amounts billed are normally subject to payments terms within 60 days from invoice date.

As described in Note B1 “Segment Information”, revenue from IPR licensing contracts are allocated to the segments Networks and Digital Services.

Customer contract related balances

Trade receivables include amounts that have been billed in accordance with customer contract terms and amounts that the Company has an unconditional right to, with only passage of time before the amounts can be billed in accordance with the customer contract terms.

Customer finance credits arise from credit terms exceeding 179 days in the customer contract or a separate financing agreement signed with the customer. Customer finance is a class of financial assets that is managed separately from receivables. See Note F1, “Financial risk management,” for further information on credit risk management of trade receivables and customer finance credits.

In accordance with IFRS 15, where significant financing is provided to the customer, revenue is adjusted to reflect the impact of the financing transaction. These transactions could arise from the customer finance credits above if the contracted interest rate is below the market rate or through implied financing transactions due to payment terms of more than one year from the date of transfer of control. The Company has elected to use the practical expedient not to adjust revenue for transactions with payment terms, measured from the date of transfer of control, of one year or less.

Contract asset is unbilled sales amount relating to performance obligation that has been satisfied under customer contract but is conditional on terms other than only the passage of time before payment of the consideration is due. Under previous standards these unbilled sales balances have been included within trade receivables.

Contract liability relates to amounts that are paid by or due from customers for which performance obligations are unsatisfied or partially satisfied. Under previous standards these balances have been disclosed as deferred revenue within other current liabilities, and the Company concluded that the balances meet the definition of contract liability under IFRS 15. Advances from customers are also included in the contract liability balance.

Segment reporting

An operating segment is a component of a company whose operating results are regularly reviewed by the Company’s chief operating decision maker, (CODM), to make decisions about resources to be allocated to the segment and assess its performance. The President and the Chief Executive Officer is defined as the CODM function in the Company.

The segment presentation, as per each segment, is based on the Company’s accounting policies as disclosed in this note.

The Company’s segment disclosure about geographical areas is based on the country in which transfer of risks and rewards occur.

For further information, see Note B1, “Segment information.”

Inventories

Inventories are measured at the lower of cost or net realizable value on a first-in, first-out (FIFO) basis.

Risks of obsolescence have been measured by estimating market value based on future customer demand and changes in technology and customer acceptance of new products.

A significant part of Inventories is Contract work in progress (CWIP). Recognition and derecognition of CWIP relates to the Company’s revenue recognition principles meaning that costs incurred under a customer contract are initially recognized as CWIP (see Revenue recognition policy). When the related revenue is recognized, CWIP is derecognized and is instead recognized as Cost of sales.

In Note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Trade payables

See accounting policies under the subheading for Financial instruments and risk management.

Long-term assets

For further disclosure, see the notes under section C

Goodwill

As from the acquisition date, goodwill acquired in a business combination is allocated to each cash-generating unit (CGU) of the Company expected to benefit from the synergies of the combination.

An annual impairment test for the CGUs to which goodwill has been allocated is performed in the fourth quarter, or when there is an indication of impairment. An impairment loss is recognized if the carrying amount of an asset or its cash-generating unit exceeds its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. In assessing value in use, the estimated future cash flows after tax are discounted to their present value using an after-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Application of after tax amounts in calculation, both in relation to cash flows and discount rate is applied due to that available models for calculating discount rate include a tax component. The after- tax discount rate applied by the Company is not materially different from a discounting based on before-tax future cash flows and before-tax discount rates, as required by IFRS. An impairment loss in respect of goodwill is not reversed. Write-downs of goodwill are reported under other operating expenses.

Additional disclosure is required in relation to goodwill impairment testing: see Note A2, “Critical accounting estimates and judgments” below and Note C1, “Intangible assets.”

Intangible assets

Intangible assets other than goodwill

Intangible assets other than goodwill comprise intangible assets acquired through business combinations, such as patents, customer relations, trademarks and software, as well as capitalized development expenses and separately acquired intangible assets, mainly consisting of software. At initial recognition, acquired intangible assets related to business combinations are stated at fair value and capitalized development expenses and software are stated at cost. Subsequent to initial recognition, these intangible assets are stated at initially recognized amounts less accumulated amortization and any impairment. Amortization and any impairment losses are included in Research and development expenses, which mainly consists of capitalized development expenses and technology; in Selling and administrative expenses, which mainly consists of expenses relating to customer relations and brands; and in Cost of sales.

Costs incurred for development of products to be sold, leased, or otherwise marketed or intended for internal use are capitalized as from when technological and economic feasibility has been established until the product is available for sale or use. Research and development expenses directly related to orders from customers are accounted for as a part of Cost of sales. Other research and development expenses are charged to income as incurred. Amortization of acquired intangible assets, such as patents, customer relations, trademarks, and software, is made according to the straight-line method over their estimated useful lives, not exceeding ten years.

The Company has not recognized any intangible assets with indefinite useful life other than goodwill.

Impairment tests are performed whenever there is an indication of possible impairment. Tests are performed as for goodwill, see above. However, intangible assets not yet available for use are tested annually.

Corporate assets have been allocated to cash-generating units in relation to each unit’s proportion of total net sales. The amount related to corporate assets is not significant. Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists.

In Note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Property, plant, and equipment

Property, plant, and equipment consist of real estate, machinery, servers and other technical assets, other equipment, tools and installation and construction in process and advance payment. They are stated at cost less accumulated depreciation and any impairment losses.

Depreciation is charged to income, on a straight-line basis, over the estimated useful life of each component of an item of property, plant, and equipment, including buildings. Estimated useful lives are, in general, 25–50 years for real estate and 3–10 years for machinery and equipment. Depreciation and any impairment charges are included in Cost of sales, Research and development or Selling and administrative expenses.

The Company recognizes in the carrying amount of an item of property, plant, and equipment the cost of replacing a component and derecognizes the residual value of the replaced component.

Impairment testing as well as recognition or reversal of impairment of property, plant and equipment is performed in the same manner as for intangible assets other than goodwill, see description under “Intangible assets other than goodwill” above.

Gains and losses on disposals are determined by comparing the proceeds less cost to sell with the carrying amount and are recognized within Other operating income and expenses in the income statement.

Leasing

Leasing when the Company is the lessee

Leases on terms in which the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. Upon initial recognition, the leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that type of asset, although the depreciation period must not exceed the lease term.

Other leases are operating leases, and the leased assets under such contracts are not recognized on the balance sheet. Costs under operating leases are recognized in the income statement on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense, over the term of the lease.

Leasing when the Company is the lessor

Leasing contracts with the Company as lessor are classified as finance leases when the majority of risks and rewards are transferred to the lessee, and otherwise as operating leases. Under a finance lease, a receivable is recognized at an amount equal to the net investment in the lease and revenue is recognized in accordance with the revenue recognition principles.

Under operating leases the equipment is recorded as property, plant and equipment and revenue as well as depreciation is recognized on a straight-line basis over the lease term.

Obligations

For further disclosure, see the notes under section D

Provisions and contingent liabilities

Provisions are made when there are legal or constructive obligations as a result of past events and when it is probable that an outflow of resources will be required to settle the obligations and the amounts can be reliably estimated. When the effect of the time value of money is material, discounting is made of estimated outflows. However, the actual outflows as a result of the obligations may differ from such estimates.

The provisions are mainly related to restructuring, customer and supplier related provisions, warranty commitments and other obligations, such as unresolved income tax and value added tax issues, claims or obligations as a result of patent infringement and other litigations and customer finance guarantees .

Product warranty commitments consider probabilities of all material quality issues based on historical performance for established products and expected performance for new products, estimates of repair cost per unit, and volumes sold still under warranty up to the reporting date.

A restructuring obligation is considered to have arisen when the Company has a detailed formal plan for the restructuring (approved by management), which has been communicated in such a way that a valid expectation has been raised among those affected. Provision for restructuring is recorded when the Company can reliably estimate the liabilities relating to the obligation.

Customer contract provisions mainly consist of estimated losses on onerous contracts. For losses on customer contracts, a provision equal to the total estimated loss is recorded immediately when a loss from a contract is probable and can be estimated reliably. These contract loss estimates may include penalties under a loss contract.

Other provisions include provisions for unresolved tax issues, litigations and other provisions. The Company provides for estimated future settlements related to patent infringements based on the probable outcome of each infringement. The actual outcome or actual cost of settling an individual infringement may vary from the Company’s estimate.

The Company estimates the outcome of any potential patent infringement made known to the Company through assertion and through the Company’s own monitoring of patent-related cases in the relevant legal systems. To the extent that the Company makes the judgment that an identified potential infringement will more likely than not result in an outflow of resources, the Company records a provision based on the Company’s best estimate of the expenditure required to settle with the counterpart.

In the ordinary course of business, the Company is subject to proceedings, lawsuits and other unresolved claims, including proceedings under laws and government regulations and other matters. These matters are often resolved over a long period of time. The Company regularly assesses the likelihood of any adverse judgments in or outcomes of these matters, as well as potential ranges of possible losses. Provisions are recognized when it is probable that an obligation has arisen and the amount can be reasonably estimated based on a detailed analysis of each individual issue.

Certain present obligations are not recognized as provisions as it is not probable that an economic outflow will be required to settle the obligations or the amount of the obligation cannot be measured with sufficient reliability. Such obligations are reported as contingent liabilities. For further detailed information, see Note D2, “Contingent liabilities.” In Note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Group structure

For further disclosure, see the notes under section E

Business combinations

At the acquisition of a business, the cost of the acquisition, being the purchase price, is measured as the fair value of the assets given, and liabilities incurred or assumed at the date of exchange, including any cost related to contingent consideration. Transaction costs attributable to the acquisition are expensed as incurred. The acquisition cost is allocated to acquired assets, liabilities and contingent liabilities based upon appraisals made, including assets and liabilities that were not recognized on the acquired entity’s balance sheet, for example intangible assets such as customer relations, brands, patents and financial liabilities. Goodwill arises when the purchase price exceeds the fair value of recognizable acquired net assets. In acquisitions with non-controlling interests full or partial goodwill can be recognized. Final amounts are established within one year after the transaction date at the latest.

In case there is a put option for non-controlling interest in a subsidiary a corresponding financial liability is recognized.

Non-controlling interest

The Company treats transactions with non-controlling interests as transactions with equity owners of the Company. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

When the Company ceases to have control, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest in an associate or financial asset. In addition, any amounts previously recognized in Other comprehensive income in respect of that entity are accounted for as if the Company had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in Other comprehensive income are reclassified to profit or loss.

At acquisition, there is a choice on an acquisition-by-acquisition basis to measure the non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s net assets.

Joint ventures and associated companies

Joint ventures and associated companies are accounted for in accordance with the equity method. Under the equity method, the investment in joint venture or associate is initially recognized at cost and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. If the Company’s interest in an associated company is nil, the Company shall not, as prescribed by IFRS, recognize its part of any future losses. Provisions related to obligations for such an interest shall, however, be recognized in relation to such an interest.

Investments in associated companies, is i.e., when the Company has significant influence and the power to participate in the financial and operating policy decisions of the associated company, but is not in control or joint control over those policies. Normally, this is the case in voting stock interest, including effective potential voting rights, which stand at least at 20% but not more than 50%.

The Company’s share of income before taxes is reported in item “Share in earnings of joint ventures and associated companies,” included in Operating Income. This reflects the fact that these interests are held for operating rather than investing or financial purposes. Ericsson’s share of income taxes related to associated companies is reported under the line item “Taxes,” in the income statement.

Unrealized gains on transactions between the Company and its joint ventures and associated companies are eliminated to the extent of the Company’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Shares in earnings of joint ventures and associated companies included in consolidated equity which are undistributed are reported in Retained earnings in the balance sheet.

Impairment testing as well as recognition or reversal of impairment of investments in each joint venture and associated company is performed in the same manner as for intangible assets other than goodwill. The entire carrying value of each investment, including goodwill, is tested as a single asset. See also description under “Intangible assets other than goodwill” below.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in Other comprehensive income are reclassified to profit or loss where appropriate.

In Note A2, “Critical Accounting Estimates and Judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Financial instruments and risk management

For further disclosure, see the notes under section F

Accounting policies applied 2018

As from 2018 the Company has applied IFRS 9 “Financial instruments.” The following accounting polices apply to 2018.

Financial assets

Financial assets are recognized when the Company becomes a party to the contractual provisions of the instrument. Regular purchases and sales of financial assets are recognized on the settlement date.

Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Separate assets or liabilities are recognized if any rights and obligations are created or retained in the transfer.

The Company classifies its financial assets in the following categories: at amortized cost, at fair value through other comprehensive income (FVOCI), and at fair value through profit or loss (FVTPL). The classification depends on the characteristics of the asset and the business model in which it is held.

Financial assets are initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the income statement.

The fair values of quoted financial investments and derivatives are based on quoted market prices or rates. If official rates or market prices are not available, fair values are calculated by discounting the expected future cash flows at prevailing interest rates. Valuations of foreign exchange options and Interest Rate Guarantees (IRG) are made by using the Black-Scholes formula. Inputs to the valuations are market prices for implied volatility, foreign exchange and interest rates.

Financial assets at amortized cost

Financial assets are classified as amortized cost if the contractual terms give rise to payments that are solely payments of principal and interest on the principal amount outstanding and the financial asset is held in a business model whose objective is to hold financial assets in order to collect contractual cash flows. These assets are subsequently measured at amortized cost using the effective interest method, minus impairment allowances. Interest income and gains and losses from financial assets at amortized cost are recognized in financial income.

Financial assets at fair value through other comprehensive income (FVOCI)

Assets are classified as FVOCI if the contractual terms give rise to payments that are solely payments of principal and interest on the principal amount outstanding and the financial asset is held in a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets. These assets are subsequently measured at fair value with changes in fair value recognized in other comprehensive income (OCI), except for effective interest, impairment gains and losses and foreign exchange gains and losses which are recognized in the income statement. Upon derecognition, the cumulative gain or loss in OCI is reclassified to the income statement.

Financial assets at fair value through profit or loss (FVTPL)

All financial assets that are not classified as either amortized cost or FVOCI are classified as FVTPL. A financial asset is classified as held for trading if it is acquired principally for the purpose of selling in the near term. Derivatives are classified as held for trading, unless they are designated as hedging instruments for the purpose of hedge accounting. Assets held for trading are classified as current assets. Debt instruments classified as FVTPL, but not held for trading, are classified on the balance sheet based on their maturity date (i.e., those with a maturity longer than one year are classified as non-current). Investments in shares and participations are classified as FVTPL and classified as non-current financial assets.

Gains or losses arising from changes in the fair values of the FVTPL category (excluding derivatives and customer financing) are presented in the income statement within financial income in the period in which they arise. Gains and losses on derivatives are presented in the income statement as follows. Gains and losses on derivatives that hedge operating assets or liabilities, financial assets and financial liabilities are presented as cost of sales, financial income and financial expense, respectively. Gains and losses on customer financing are presented in the income statement as selling expenses.

Dividends on equity instruments are recognized in the income statement as part of financial income when the Company’s right to receive payments is established.

Impairment in relation to financial assets

At each balance sheet date, financial assets classified as either amortized cost or FVOCI and contract assets are assessed for impairment based on Expected Credit Losses (ECL). ECLs are the difference between all contractual cash flows that are due in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate. Allowances for trade receivables and contract assets are always equal to lifetime ECL. The Company has established a provision matrix based on historical credit loss experience, which has been adjusted for current conditions and expectations of future economic conditions. The losses are recognized in the income statement. When there is no reasonable expectation of collection, the asset is written off.

Financial liabilities

Financial liabilities are recognized when the Company becomes bound to the contractual obligations of the instrument.

Financial liabilities are derecognized when they are extinguished, i.e., when the obligation specified in the contract is discharged, cancelled or expires.

Borrowings

Borrowings managed by the Ericsson Internal Bank are designated FVTPL because they are managed on a fair value basis. Changes in fair value are recognized in the income statement, except for changes in fair value due to changes in credit risk which are recognized in other comprehensive income.

Borrowings not managed by the Ericsson Internal Bank are initially recognized at fair value, net of transaction costs incurred. These borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.

Borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Trade payables

Trade payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Financial guarantees

Financial guarantee contracts are initially recognized at fair value (i.e., usually the fee received). Subsequently, these contracts are measured at the higher of:

•	The expected credit losses.

•	The recognized contractual fee less cumulative amortization when amortized over the guarantee period, using the straight-line-method.

Accounting policies applied prior to 2018

Prior to 2018, IAS 39 was applied instead of IFRS 9. Comparative information has not been restated. The following accounting policies apply to periods prior to 2018.

Financial assets

Financial assets were recognized when the Company became a party to the contractual provisions of the instrument. Regular purchases and sales of financial assets were recognized on the settlement date.

Financial assets were derecognized when the rights to receive cash flows from the investments had expired or had been transferred and the Company had transferred substantially all risks and rewards of ownership. Separate assets or liabilities were recognized if any rights and obligations were created or retained in the transfer.

The Company classified its financial assets in the following categories: at fair value through profit or loss, loans and receivables, and available-for-sale. The classification depended on the purpose for which the financial assets were acquired. Management determined the classification of its financial assets at initial recognition.

Financial assets were initially recognized at fair value plus transaction costs for all financial assets not carried at fair value through profit or loss. Financial assets carried at fair value through profit or loss were initially recognized at fair value, and transaction costs were expensed in the income statement.

The fair values of quoted financial investments and derivatives were based on quoted market prices or rates. If official rates or market prices were not available, fair values were calculated by discounting the expected future cash flows at prevailing interest rates. Valuations of foreign exchange options and Interest Rate Guarantees (IRG) were made by using the Black-Scholes formula. Inputs to the valuations were market prices for implied volatility, foreign exchange and interest rates.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss either were designated as such at initial recognition or were financial assets held for trading. A financial asset was classified as held for trading if it was acquired principally for the purpose of selling in the near term.

Derivatives were classified as held for trading, unless they were designated as hedging instruments for the purpose of hedge accounting. Assets held for trading were classified as current assets.

Gains or losses arising from changes in the fair values of the “Financial assets at fair value through profit or loss” category (excluding derivatives) were presented in the income statement within Financial income in the period in which they arise. Derivatives were presented in the income statement either as Cost of sales, Other operating income, Financial income or Financial expense, depending on the intent with the transaction.

Loans and receivables

Receivables, including those that relate to customer financing, were subsequently measured at amortized cost using the effective interest rate method, less allowances for impairment charges. Trade receivables included amounts due from customers. The balance represented amounts billed to customers as well as amounts where risk and rewards had been transferred to the customer, but the invoice had not yet been issued.

Collectability of the receivables was assessed for purposes of initial revenue recognition.

Available-for-sale financial assets

Investments in liquid bonds with low credit risk which were not held for trading are classified as available-for-sale. If the maturity was longer than one year the bonds were included in Interest-bearing securities, non-current. Bonds held as available-for-sale with a maturity shorter than one year were included in Interest-bearing securities, current. Unrealized gains and losses were recognized in OCI. When these securities were derecognized, the accumulated fair value adjustments were included in financial income.

Dividends on available-for-sale equity instruments were recognized in the income statement as part of financial income when the Company’s right to receive payments was established.

Changes in the fair value of monetary securities denominated in a foreign currency and classified as available-for-sale were analyzed between translation differences resulting from changes in the amortized cost of the security and other changes in the carrying amount of the security. Translation differences on monetary securities were recognized in profit or loss; translation differences on non-monetary securities were recognized in OCI. Changes in the fair value of monetary and non-monetary securities classified as available-for-sale were recognized in OCI. When securities classified as available-for-sale were sold or impaired, the accumulated fair value adjustments previously recognized in OCI were included in the income statement.

Impairment in relation to financial assets

At each balance sheet date, the Company assessed whether there was objective evidence that a financial asset or a group of financial assets was impaired. In the case of equity securities classified as available-for-sale, a significant or prolonged decline in the fair value of the security below its cost was considered as evidence that the security was impaired. If any such evidence existed for available-for-sale financial assets, the cumulative loss – measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss – was removed from OCI and recognized in the income statement. Impairment losses recognized in the income statement on equity instruments were not reversed through the income statement.

An assessment of impairment of receivables was performed when there was objective evidence that the Company would not be able to collect all amounts due according to the original terms of the receivable. Significant financial difficulties of the debtor, probability that the debtor would enter bankruptcy or financial reorganization, and default or delinquency in payments were considered indicators that the trade receivable was impaired. The amount of the allowance was the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. The carrying amount of the asset was reduced through the use of an allowance account, and the amount of the loss was recognized in the income statement and presented as impairment losses on trade receivables. In previous years, this was presented within selling expenses. When a trade receivable was finally established as uncollectible, it was written off against the allowance account for trade receivables. Subsequent recoveries of amounts previously written off were credited to impairment losses on trade receivables in the income statement.

Financial liabilities

Financial liabilities were recognized when the Company became bound to the contractual obligations of the instrument.

Financial liabilities were derecognized when they were extinguished, i.e., when the obligation specified in the contract was discharged, cancelled or expired.

Borrowings

Borrowings were initially recognized at fair value, net of transaction costs incurred. Borrowings were subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value was recognized in the income statement over the period of the borrowings using the effective interest method.

Borrowings were classified as current liabilities unless the Company had an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.

Trade payables

Trade payables were recognized initially at fair value and subsequently measured at amortized cost using the effective interest method.

Fair value hedging and fair value hedge accounting

The purpose of fair value hedges was to hedge the variability in the fair value of fixed-rate debt (issued bonds) from changes in the relevant benchmark yield curve for its entire term by converting fixed interest payments to a floating rate (e.g., STIBOR or LIBOR) by using interest rate swaps (IRS). The credit risk/ spread was not hedged. The fixed leg of the IRS was matched against the cash flows of the hedged bond. Hereby, the fixed-rate bond/debt was converted into a floating-rate debt in accordance with the policy.

Changes in the fair value of derivatives that were designated and qualify as fair value hedges were recorded in the income statement, together with any changes in the fair value of the hedged asset or liability that were attributable to the hedged risk, when hedge accounting was applied. The Company only applied fair value hedge accounting for hedging fixed interest risk on borrowings. Both gains and losses relating to the interest rate swaps hedging fixed rate borrowings and the changes in the fair value of the hedged fixed rate borrowings attributable to interest rate risk were recognized in the income statement within Financial expenses. If the hedge no longer met the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method was used was amortized to the income statement over the remaining period to maturity.

When applying fair value hedge accounting, derivatives were initially recognized at fair value at trade date and subsequently re-measured at fair value.

At the inception of the hedge, the Company documented the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Company also documented its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that were used in hedging transactions were highly effective in offsetting changes in fair values or cash flows of the hedged items.

The fair value of a hedging derivative was classified as a non-current asset or liability when the remaining maturity of the hedged item was more than 12 months, and as a current asset or liability when the remaining maturity of the hedged item was less than 12 months. Trading derivatives were classified as current assets or liabilities.

Financial guarantees

Financial guarantee contracts were initially recognized at fair value (i.e., usually the fee received). Subsequently, these contracts were measured at the higher of:

•	The expected credit losses.

•	The recognized contractual fee less cumulative amortization when amortized over the guarantee period, using the straight-line-method.

•	The best estimate of the net expenditure comprising future fees and cash flows from subrogation rights.

Employee related

For further disclosure, see the notes under section G

Post-employment benefits

Pensions and other post-employment benefits are classified as either defined contribution plans or defined benefit plans. Under a defined contribution plan, the Company’s only obligation is to pay a fixed amount to a separate entity (a pension trust fund) with no obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits. The related actuarial and investment risks fall on the employee. The expenditures for defined contribution plans are recognized as expenses during the period when the employee provides service.

Under a defined benefit plan, it is the Company’s obligation to provide agreed benefits to current and former employees. The related actuarial and investment risks fall on the Company.

The present value of the defined benefit obligations for current and former employees is calculated using the Projected Unit Credit Method. The discount rate for each country is determined by reference to market yields on high-quality corporate bonds that have maturity dates approximating the terms of the Company’s obligations. In countries where there is no deep market in such bonds, the market yields on government bonds are used. The calculations are based upon actuarial assumptions, assessed on a quarterly basis, and are as a minimum prepared annually. Actuarial assumptions are the Company’s best estimate of the variables that determine the cost of providing the benefits. When using actuarial assumptions, it is possible that the actual results will differ from the estimated results or that the actuarial assumptions will change from one period to another. These differences are reported as actuarial gains and losses. They are, for example, caused by unexpectedly high or low rates of employee turnover, changed life expectancy, salary changes, remeasurement of plan assets and changes in the discount rate. Actuarial gains and losses are recognized in OCI in the period in which they occur. The Company’s net liability for each defined benefit plan consists of the present value of pension commitments less the fair value of plan assets and is recognized net on the balance sheet. When the result is a net benefit to the Company, the recognized asset is limited to the present value of any future refunds from the plan or reductions in future contributions to the plan.

Interest cost on the defined benefit obligation and interest income on plan assets is calculated as a net interest amount by applying the discount rate to the net defined benefit liability. All past service costs are recognized immediately. Swedish special payroll tax is accounted for as a part of the pension cost and the pension liability respectively.

Payroll taxes related to actuarial gains and losses are included in determining actuarial gains and losses, reported under OCI.

In Note A2, “Critical accounting estimates and judgments” further disclosure is presented in relation to key sources of estimation uncertainty.

Share-based compensation to employees and the Board of Directors

Share-based compensation is related to remuneration to employees, including key management personnel and the Board of Directors and could be settled either in shares or cash.

Under IFRS, a company shall recognize compensation costs for share-based compensation programs based on a measure of the value to the company of services received under the plans. The conditions under a program shall be considered as prescribed in IFRS 2, “Share-based payment.”

As from 2017 the newly granted share-based programs are cash settled, except for programs for the Executive team. Those programs are share-settled.

Share settled plans

Compensation costs are recognized during the vesting period, based on the fair value of the Ericsson share at the grant date, as well as considering performance – and market conditions. Examples of performance conditions could be revenue and profit targets while market conditions relate to the development of the Parent Company’s share price.

The amount charged to the income statement for these plans is reversed in equity each time of the income statement charge. The reason for this IFRS accounting principle is that compensation cost for a share settled program is a cost with no direct cash flow impact. All plans have service conditions and some of them have performance or market conditions. For further detailed information, see Note G3, “Share-based compensation.”

Cash settled plans

The total compensation expense for a cash settled plan is equal to the payments made to the employees at the date of end of the service period. The fair value of the synthetic shares, being the cash equivalents of shares, is therefore reassessed and amended during the service period. Otherwise the accounting is similar to a share settled plan.

For further detailed information, see Note G3, “Share-based compensation.”

Compensation to the Board of Directors

During 2008, the Parent Company introduced a share-based compensation program as a part of the remuneration to the Board of Directors (a synthetic share program). The program gives non-employee Directors elected by the General Meeting of shareholders a right to receive part of their remuneration as a future payment of an amount which corresponds to the market value of a share of class B in the Parent Company at the time of payment, as further disclosed in Note G3, “Share-based compensation.” The cost for cash settlements is measured and recognized based on the estimated costs for the program on a pro rata basis during the service period, being one year. The estimated costs are remeasured during and at the end of the service period.

Other

For further disclosure, see the notes under section H

Income taxes

Income taxes in the consolidated financial statements include both current and deferred taxes. Income taxes are reported in the income statement unless the underlying item is reported directly in equity or OCI. For those items, the related income tax is also reported directly in equity or OCI. A current tax liability or asset is recognized for the estimated taxes payable or refundable for the current year or prior years.

Deferred tax is recognized for temporary differences between the book values of assets and liabilities and their tax values and for tax loss carry- forwards. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the deductible temporary differences and tax loss carry-forwards can be utilized. In the recognition of income taxes, the Company offsets current tax receivables against current tax liabilities and deferred tax assets against deferred tax liabilities in the balance sheet, when the Company has a legal right to offset these items and the intention to do so. Deferred tax is not recognized for the following temporary differences: goodwill not deductible for tax purposes, for the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, and for differences related to investments in subsidiaries when it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax is measured at the tax rate that is expected to be applied to the temporary differences when they reverse, based on the tax laws that have been enacted or substantively enacted by the reporting date. An adjustment of deferred tax asset/liability balances due to a change in the tax rate is recognized in the income statement, unless it relates to a temporary difference earlier recognized directly in equity or OCI, in which case the adjustment is also recognized in equity or OCI.

The measurement of deferred tax assets involves judgment regarding the deductibility of costs not yet subject to taxation and estimates regarding sufficient future taxable income to enable utilization of unused tax losses in different tax jurisdictions. All deferred tax assets are subject to annual review of probable utilization.

In Note A2, “Critical accounting estimates and judgments,” further disclosure is presented in relation to (i) key sources of estimation uncertainty and (ii) the decision made in relation to accounting policies applied.

Earnings per share

Basic earnings per share are calculated by dividing net income attributable to stockholders of the Parent Company by the weighted average number of shares outstanding (total number of shares less treasury stock) during the year.

Diluted earnings per share are calculated by dividing net income attributable to stockholders of the Parent Company, when appropriately adjusted by the sum of the weighted average number of ordinary shares outstanding and dilutive potential ordinary shares. Potential ordinary shares are treated as dilutive when, and only when, their conversion to ordinary shares would decrease earnings per share.

Rights to matching shares are considered dilutive when the actual fulfillment of any performance conditions as of the reporting date would give a right to ordinary shares.

Statement of cash flows

The statement of cash flows is prepared in accordance with the indirect method. Cash flows in foreign subsidiaries are translated at the average exchange rate during the period. Payments for subsidiaries acquired or divested are reported as cash flow from investing activities, net of cash and cash equivalents acquired or disposed of respectively.

Cash and cash equivalents consist of cash, bank, and interest-bearing securities that are highly liquid monetary financial instruments with a remaining maturity of three months or less at the date of acquisition.

New accounting standards and interpretations

A number of issued new standards, amendments to standards and interpretations are not yet effective for the year ended December 31, 2018 and have not been applied in preparing these consolidated financial statements. Below the applicable standards/interpretations that have been issued are described.

IFRS 16 – Leases

In January 2016, IASB issued a new lease standard, IFRS 16, that will replace IAS 17 Leases and the related interpretations IFRIC 4, SIC-15 and SIC-27. The definition of a lease is amended which impacts the accounting both from a lessee and lessor perspective. The new standard includes more specific guidance on if and when leasing is embedded in a service contract.

Accounting for lessees

The standard requires assets and liabilities arising from all leases, with some exceptions, to be recognized on the balance sheet. This model reflects that, at the start of a lease, the lessee always obtains the right to use an asset for a period of time and has an obligation to pay for that right.

The main types of assets leased by the Company are, in the order of materiality, real estate, IT-equipment and vehicles. Vehicles are mainly used under service contracts.

Accounting for lessors

The accounting for lessors will be based on the same classification as of an operating or finance lease under IAS 17. This means that if the Company, as a lessor, substantially retains the ownership rights and obligations of the asset, then the lease is classified as an operating lease. On the contrary, the lease is classified as a finance lease if the ownership rights and obligations of the asset are transferred to the lessee.

Impact at transition

The standard is effective for annual periods beginning on or after January 1, 2019. The Company will apply the new standard as from January 1, 2019. At transition, the Company will apply the practical expedient under IFRS 16 to not reassess whether a contract is, or contains, a lease. Therefore, the Company will apply the standard to contracts previously identified as leases, or as containing a lease under IAS 17 and IFRIC 4.

The Company will elect to implement the standard using the cumulative catch-up method, with the cumulative effect being adjusted to the opening retained earnings balance at transition date. There will be no restated information presented for previous years.

At transition, the Company, as a lessee, will recognize lease liability for leases previously classified as operating leases. The weighted average incremental borrowing rate to be applied to lease liabilities recognized in the balance sheet at the transition date is estimated to 5.4%. Right-of-use assets will for most contracts be recognized based on the amount equal to the related lease liability. For some larger real estate contracts right-of-use assets are recognized as if IFRS 16 had been applied since the commencement date, however, using the incremental borrowing rate as per the effective date. The asset value for these contracts is estimated to be SEK 0.3 billion lower than the related liabilities. It is this differences that causes the reduction of equity as per transition date.

The Company will also apply the following practical expedients when applying IFRS 16 at transition date:

•	The IAS 37 onerous lease contract measurement for the operating leases existing as per the transition date. This expedient will be applied as a substitute for the measurement of impairment for the related right-of-use assets. Impairment testing will be applied going-forward.

•	Exclusion of initial direct costs from the measurement of the right-to-use asset at the date of initial recognition.

A new classification in the income statement will be made. Under IFRS 16, as a lessee, the finance cost is reported under finance costs while under operating leases they were embedded in the lease expenses, either as costs of sales or operating expenses

The timing of the cash flows will not be impacted. The reported amortization of lease liabilities will, however, be reported as from effective date as financing cash flows and not operating cash flows as prior to 2019. The impact of this reclassification is in 2019 estimated to be SEK 2.0 billion.

The minimum lease payments for operating lease contracts at December 31, 2018, was SEK 13.4 billion. This amount was reduced by the impact of discounting of SEK 2.1 billion, the low-value lease agreements of SEK 0.9 billion and the net of advance payments and lease term extensions of SEK 0.3 billion, resulting in an estimated lease liability of SEK 10.1 billion for January 1, 2019.

Estimated opening balance sheet impact of IFRS 16 (discounted)

SEK billion	IFRS 16 adjustment
Right-of-use assets	8.7
Lease liabilities, current	2.0
Lease liabilities, non-current	8.1
Equity	0.3

The following items has been considered: Onerous contracts with SEK 0.8 billion, straight-lining, periodization of lease costs, with SEK 0.6 and advance payments with SEK 0.3 billion. The tax effect on the equity posting is deemed to be immaterial. There is no impact on the income statement.

The estimated increase of right-of-use assets is SEK 8.7 billion. This will increase the total asset value by 3%.

IFRIC 23 – Uncertainty over income tax treatments

IFRIC 23, “Uncertainty over income tax treatments,” effective date January 1, 2019, is estimated to not have a material impact on the Company’s financial statements.